Trade Receivable, Net - Summary of Changes in Allowance for Expected Credit Losses (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts [Line Items]
Balance at the beginning of the year	$ 595	$ 468	$ 451
Allowance for the year	314	153	40
Charges and write-offs of uncollectible accounts	(397)	23	(62)
Added in business combinations	4	1	86
Effects of changes in foreign exchange rates	(23)	(55)	(45)
Balance at the end of the year	493	595	468
Adoption Of IFRS 9 [member]
Allowance for Doubtful Accounts [Line Items]
Effect of adoption of IFRS 9	0	87
Venezuela [member]
Allowance for Doubtful Accounts [Line Items]
Effect of accounting changes	0		$ (2)
Philippinnes [member]
Allowance for Doubtful Accounts [Line Items]
Effect of accounting changes	$ 0	$ (82)